Leases	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
LEASES [Text Block]

NOTE 17 -	LEASES

   The future minimum contractual lease income (charter-out rates are presented net of commissions), is as follows:

Amount

2012	$188,839
2013	158,522
2014	98,823
2015	83,288
2016	69,668
2017 and thereafter	212,815

$811,955